Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.20819%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,094,270.88

Principal:
Principal Collections	$15,603,997.14
Prepayments in Full	$7,472,817.08
Liquidation Proceeds	$348,558.95
Recoveries	$95,093.69
Sub Total	$23,520,466.86
Collections	$25,614,737.74

Purchase Amounts:
Purchase Amounts Related to Principal	$21,016.81
Purchase Amounts Related to Interest	$139.34
Sub Total	$21,156.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,635,893.89

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,635,893.89
Servicing Fee	$397,323.08	$397,323.08	$0.00	$0.00	$25,238,570.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,238,570.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,238,570.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,238,570.81
Interest - Class A-3 Notes	$1,302,544.01	$1,302,544.01	$0.00	$0.00	$23,936,026.80
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$23,650,089.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,650,089.30
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$23,454,992.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,454,992.30
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$23,315,383.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,315,383.13
Regular Principal Payment	$21,467,421.31	$21,467,421.31	$0.00	$0.00	$1,847,961.82
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,847,961.82
Residual Released to Depositor	$0.00	$1,847,961.82	$0.00	$0.00	$0.00
Total		$25,635,893.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,467,421.31
Total					$21,467,421.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,467,421.31	$46.54	$1,302,544.01	$2.82	$22,769,965.32	$49.36
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$21,467,421.31	$16.32	$1,923,187.68	$1.46	$23,390,608.99	$17.78

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$282,649,694.82	0.6127907	$261,182,273.51	0.5662488
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$410,929,694.82	0.3123088	$389,462,273.51	0.2959935

Pool Information
Weighted Average APR	5.560%	5.605%
Weighted Average Remaining Term	36.04	35.41
Number of Receivables Outstanding	21,462	20,738
Pool Balance	$476,787,694.66	$452,880,820.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$441,107,802.85	$419,281,778.42
Pool Factor	0.3303272	0.3137641

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$33,599,041.71
Targeted Overcollateralization Amount	$63,418,546.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,418,546.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$460,484.55
(Recoveries)		55	$95,093.69
Net Loss for Current Collection Period			$365,390.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9196%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3481%
Second Prior Collection Period			0.8585%
Prior Collection Period			0.8833%
Current Collection Period			0.9433%
Four Month Average (Current and Prior Three Collection Periods)			0.7583%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,902	$10,356,134.91
(Cumulative Recoveries)			$1,367,543.75
Cumulative Net Loss for All Collection Periods			$8,988,591.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6227%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,444.87
Average Net Loss for Receivables that have experienced a Realized Loss			$4,725.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.17%	159	$5,283,535.97
61-90 Days Delinquent	0.38%	47	$1,738,787.76
91-120 Days Delinquent	0.07%	8	$298,799.38
Over 120 Days Delinquent	0.09%	11	$408,892.45
Total Delinquent Receivables	1.71%	225	$7,730,015.56

Repossession Inventory:
Repossessed in the Current Collection Period		14	$490,535.02
Total Repossessed Inventory		26	$911,700.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2807%
Prior Collection Period			0.2702%
Current Collection Period			0.3183%
Three Month Average			0.2897%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5402%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$2,306,522.77
2 Months Extended	97	$3,356,644.09
3+ Months Extended	23	$773,073.80

Total Receivables Extended	190	$6,436,240.66
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer